Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Reorganization and reclassification of Class A, Class B and Class C ordinary shares

On October 8, 2024, Mega Matrix Inc. (“MPU Cayman” or the “Company”), Mega Matrix Corp. (“MPU DE”, formerly “AeroCentury Corp.” and “ACY”), a Delaware corporation, and MPU Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of MPU Cayman (“MPU Merger Sub”) effected a redomicile merger   (the “Redomicile Merger”). As a result, MPU Merger Sub merged with and into MPU DE, with MPU DE surviving as a wholly-owned subsidiary of MPU Cayman, pursuant to the Third Amended and Restated Agreement and Plan of Merger, dated May 31, 2024 (the “Merger Agreement”), which Merger Agreement was approved by MPU DE stockholders on September 25, 2024. Pursuant to the Redomicile Merger (as defined below) and as approved by the NYSE American, MPU Cayman’s Class A Shares are now listed on the NYSE American under the symbol “MPU.” The CUSIP/ISIN number relating to the Class A Shares of MPU Cayman is G6005C 108/ KYG6005C1087. Prior to the Redomicile Merger, shares of MPU DE’s common stock were registered pursuant to Section 12(b) of the Exchange Act, and listed on the NYSE American under the symbol “MPU.” As a result of the Redomicile Merger, each issued and outstanding share of MPU DE’s common stock acquired prior to October 8, 2024 has been exchanged for one MPU Cayman Class A Share. The Redomicile Merger does not have accounting impact on the consolidated financial statements.

MPU Cayman is authorized to issue shares totaling US$120,000, divided into (i) 100,000,000 Class A Shares of par value US$0.001 each, (ii) 10,000,000 Class B Shares of par value US$0.001 each and (iii) 10,000,000 Preferred Shares of par value US$0.001 each. The board of directors of MPU Cayman is authorized to issue the Preferred Shares in different classes and series and, with respect to each class or series, to determine the designations, powers, preferences, privileges and other rights, including dividend rights, conversion rights, terms of redemption and liquidation preferences, any or all of which may be greater than the powers and rights associated with the Ordinary Shares, at such times and on such other terms as they think proper.

Upon the completion of the Redomicile Merger, MPU Cayman issued approximately 40,470,084 Class A Shares in the Redomicile Merger and the one Class A Share issued and outstanding prior to the Redomicile Merger has been cancelled. There are no Class B Share or Preferred Shares outstanding. The Company believed that it was appropriate to reflect the above transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively adjusted all share and per share data for all periods presented. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first year presented in the consolidated financial statements.

On August 15, 2025, the Company’s shareholders approved an increase of the share capital to US$1,110,000, divided into: (i) 1,000,000,000 class A ordinary shares of par value US$0.001 each, (ii) 50,000,000 class B ordinary shares of par value US$0.001 each, (iii) 50,000,000 class C ordinary shares of par value US$0.001 each, and (iv) 10,000,000 preferred shares of par value US$0.001 each, by an addition of 900,000,000 class A ordinary shares of par value US$0.001 each, and 40,000,000 class B ordinary shares of par value US$0.001 each, and the creation of a new share class comprising of 50,000,000 class C ordinary shares of par value US$0.001 each.

On September 2, 2025, Mr. Yucheng Hu, Chairman of the Board of Directors and a shareholder of the Company, submitted a notice of conversion pursuant to the Company’s Third Amended and Restated Memorandum and Articles of Association (“MAA”), requesting to convert 3,123,723 Class B ordinary shares, par value $0.001 per share (“Class B Shares”), into 3,123,723 Class C ordinary shares, par value $0.001 per share (“Class C Shares”) (the “Conversion”). Each Class B Share is convertible into one (1) Class A ordinary share, par value$0.001 (“Class A Share”), or one (1) Class C Share, at the option of the holder. Each Class C Share is convertible into one (1) Class A Share at the option of the holder. Each Class A Share shall be entitled to one (1) vote, each Class B Share shall be entitled to one hundred (100) votes, and each Class C Share shall be entitled to fifty (50) votes. On September 3, 2025, Mr. Hu entered into a share transfer agreement, pursuant to which he agreed to transfer 2,290,390 Class C Shares to Mr. Yaman Demir, a director of the Company, at par value and as permitted under the MAA (the “Transfer”). The Conversion and the Transfer closed on September 22, 2025.

Repurchase of Class A ordinary shares and issuance of Class B ordinary shares

On December 10, 2024, the Company entered into a share repurchase agreement (“Repurchase Agreement”) and a share subscription agreement (“Subscription Agreement”) with Mr. Yucheng Hu, the Company’s Chairman and Chief Executive Officer, pursuant to which the Company effected a reclassification (“Reclassification”) through an issuance of 5,933,700 Class B ordinary shares, par value $0.001 (“Class B Shares”) to Mr. Hu at par value concurrent with the repurchase of 5,933,700 Class A ordinary shares, par value $0.001 (“Class A Shares”) held by Mr. Hu at par value in accordance with the Companies Act (As Revised) of the Cayman Islands and the applicable memorandum and articles of association. The repurchased Class A Shares shall be cancelled and available for future issuance, without affecting the Company’s authorized share capital. The closing of the Repurchase occurred on December 10, 2024.

Setup of subsidiaries

On September 24, 2024, the Company set up Bona Box FZ LLC, a wholly owned subsidiary in Abu Dhabi. Bona Box FZ LLC is aiming to produce short dramas to customers based in Arabian area.

The Company is engaged in operation of FlexTV, a short drama streaming platform based in Singapore that produces English and Thai dramas through Yuder Pte. Ltd. and Bona Box FZ LLC, indirect and direct wholly owned subsidiaries of the Company, respectively.

On September 24, 2025, the Company set up FunVerse Holding Inc, a wholly owned subsidiary in Cayman Islands. FunVerse Holding Inc is a holding company.

Digital asset treasury (“DAT”) reserve strategies

In May 2025, the Company’s Board of Directors approved the purchase of Bitcoin and/or Ethereum to hold as a treasury reserve asset. This business strategy was updated on July 2, 2025, in which the Company’s Board of Directors approved to restart its Ethereum (“ETH”) staking business and the exploration of a broader Web3-focused strategy. Through staking, the Company earns rewards that can be reinvested into ETH or used for general corporate purposes. The Company believes that its strategy to reinstate its ETH staking business will enhance long-term shareholder value. On August 21, 2025, the Company further updated its DAT reserve strategies and focus on stablecoin governance token its primary treasury asset.

Acquisition of FunVerse Holding Limited (“FunVerse”) and its subsidiary

On January 7, 2024, MPU DE entered into and closed a definitive Share Exchange Agreement with FunVerse Holding Limited, a company incorporated under the laws of the British Virgin Islands and the sole parent company of Yuder Pte. Ltd. (“Yuder”), and the shareholders of FunVerse. Following the transaction, MPU DE owns sixty percent (60%) of equity interest of FunVerse. FunVerse, through Yuder, operates FlexTV, a short drama streaming platform based in Singapore that produces English and Thai dramas that are also translated into different languages for the users that are spread across various parts of the world. In addition to creating original dramas, Yuder also acquires third party content which it then translates and distributes on its FlexTV platform.

On August 15, 2024, MPU DE closed its acquisition of 40% equity interest in FunVerse Holding Limited and its wholly owned subsidiary, Yuder Pte. Ltd. (“Yuder”), at share consideration of 1,500,000 Class A Ordinary Shares of the Company. Upon the acquisition, the Company, through MPU DE, indirectly owns 100% equity interest in FunVerse and Yuder.

Deconsolidation of staking business and leasing of regional aircraft business

On August 31, 2022, MPU DE acquired all of the equity interest in Saving Digital Pte, Ltd., a Singapore corporation (“SDP”) from Mr. Yucheng Hu for a nominal consideration of $10,000. SDP was intended to operate solo-staking business.

On March 1, 2023, SDP and Bit Digital Singapore Pte. Ltd. (“Bit Digital”), entered into a shareholders’ agreement (the “Shareholders Agreement”) with Marsprotocol Technologies Pte. Ltd. (“MTP”), to provide proof-of-stake technology tools for digital assets through the staking platform “MarsProtocol”, an institutional grade non-custodial staking technology. Pursuant to the Shareholders Agreement, SDP invested $300,000 and owned 60% equity inteterest of MTP. Through the MarsProtocol platform, MTP planned to provide non-custodial staking tools. In June 2023, the Company ceased provision of non-custodial staking tools to third party customers. In August 2023, Bit Digital exited its investment in MTP and withdrew its capital contribution of SGD$120,000 from MTP. As a result of the transaction, SDP owns all outstanding ordinary shares of MTP.

In March 2024, the Company ceased solo-staking business. SDP was intended to operate solo-staking business.

In August 2023, per the recommendation of board of JetFleet Management Corp. (“JMC”), MPU DE, as a holder of a majority of the voting stock of JMC, elected to approve the winding up and dissolution of JMC. JMC ceased providing aircraft advisory and management services upon winding up and the Company deconsolidated JMC and its subsidiaries in December 2023.

Upon the Company’s deconsolidation of its staking business operated by SDP and leasing of regional aircraft business operated by JMC, the Company focused on its short drama streaming platform business.

The management believed the deconsolidation does not represent a strategic shift, in both operating and financing aspects, because it is not changing the way it is running its business. The Company has not shifted the nature of its operations or the major geographic market area. The management believed the deconsolidation of does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The deconsolidation is not accounted as discontinued operations in accordance with ASC 205-20.

The major subsidiaries of the Company as of December 31, 2025 are summarized as below:

	Later of date of
	incorporation or	Place of	% of	Principal
Name of Subsidiaries	Acquisition	Incorporation	Ownership	Activities
Major subsidiaries:
FunVerse Holding Limited	January 7, 2024	BVI	100%	Investment holding
Yuder Pte. Ltd.	January 7, 2024	Singapore	100%	Short drama streaming platform
Bona Box FZ LLC	September 24, 2024	Abu Dhabi	100%	Short drama streaming platform
Saving Digital Pte. Ltd.	August 31, 2022	Singapore	100%	ETH staking
Marsprotocol Technologies Pte. Ltd.	March 1, 2023	Singapore	100%	Investment holding
FunVerse Holding Inc	September 24, 2025	Cayman	100%	Investment holding